Note 8 - Fair Value - Financial Instruments At Fair Value By Levels - Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value Measurement Of Liabilities Line Items
Liabilities	€ 636,736	€ 676,428	€ 694,573
Assets Recognized At Cost	469	565	600
Financial Liabilities Held for Trading [Member] | Level 1 Of Fair Value Hierarchy [Member]
Fair Value Measurement Of Liabilities Line Items
Liabilities	11,191	12,502	14,074
Financial Liabilities Held for Trading [Member] | Level 2 Of Fair Value Hierarchy [Member]
Fair Value Measurement Of Liabilities Line Items
Liabilities	34,866	42,120	41,079
Financial Liabilities Held for Trading [Member] | Level 3 Of Fair Value Hierarchy [Member]
Fair Value Measurement Of Liabilities Line Items
Liabilities	125	53	50
Financial Liabilities Held for Trading [Member] | Derivatives [Member] | Level 1 Of Fair Value Hierarchy [Member]
Fair Value Measurement Of Liabilities Line Items
Liabilities	1,183	952	1,037
Financial Liabilities Held for Trading [Member] | Derivatives [Member] | Level 2 Of Fair Value Hierarchy [Member]
Fair Value Measurement Of Liabilities Line Items
Liabilities	34,866	42,120	41,079
Financial Liabilities Held for Trading [Member] | Derivatives [Member] | Level 3 Of Fair Value Hierarchy [Member]
Fair Value Measurement Of Liabilities Line Items
Liabilities	119	47	34
Financial Liabilities Held for Trading [Member] | Short Position [Member] | Level 1 Of Fair Value Hierarchy [Member]
Fair Value Measurement Of Liabilities Line Items
Liabilities	10,008	11,550	13,038
Financial Liabilities Held for Trading [Member] | Short Position [Member] | Level 2 Of Fair Value Hierarchy [Member]
Fair Value Measurement Of Liabilities Line Items
Liabilities	0	0	0
Financial Liabilities Held for Trading [Member] | Short Position [Member] | Level 3 Of Fair Value Hierarchy [Member]
Fair Value Measurement Of Liabilities Line Items
Liabilities	6	6	16
Financial liabilities designated at fair value throuh profit or loss Member [Member] | Level 1 Of Fair Value Hierarchy [Member]
Fair Value Measurement Of Liabilities Line Items
Liabilities	0	0	0
Financial liabilities designated at fair value throuh profit or loss Member [Member] | Level 2 Of Fair Value Hierarchy [Member]
Fair Value Measurement Of Liabilities Line Items
Liabilities	2,222	2,338	2,649
Financial liabilities designated at fair value throuh profit or loss Member [Member] | Level 3 Of Fair Value Hierarchy [Member]
Fair Value Measurement Of Liabilities Line Items
Liabilities	0	0	0
Derivatives Hedge accounting [Member] | Level 1 Of Fair Value Hierarchy [Member]
Fair Value Measurement Of Liabilities Line Items
Liabilities	274	94	0
Derivatives Hedge accounting [Member] | Level 2 Of Fair Value Hierarchy [Member]
Fair Value Measurement Of Liabilities Line Items
Liabilities	2,606	2,189	2,594
Derivatives Hedge accounting [Member] | Level 3 Of Fair Value Hierarchy [Member]
Fair Value Measurement Of Liabilities Line Items
Liabilities	€ 0	€ 64	€ 132